Derivative financial instruments - Disclosure of effect on the reserves as a result of hedge accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ (3,707)	£ (7,235)
Currency translation movements	24	40
Hedging (losses)/gains for the year	(808)	4,407
Amounts reclassified in relation to cash flows affecting profit or loss	1,842	423	£ 339
Tax	(281)	(1,342)	2,331
Reserve of cash flow hedges, end of period	(2,930)	(3,707)	(7,235)
Reconciliation of currency translation reserve
Currency translation reserve, beginning of period	3,671	4,772
Currency translation movements	(160)	(1,942)
Hedging (losses)/gains for the year	100	826
Amounts reclassified in relation to cash flows affecting profit or loss	1	6
Tax	13	9	0
Currency translation reserve, end of period	£ 3,625	£ 3,671	£ 4,772